FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT [abstract]
Schedule of foreign currency risk
	Currency	As at December 31
Monetary assets	denomination	2019	2020

Cash and cash equivalents	HKD	88,892	27,003
Cash and cash equivalents	USD	8	29
Other receivables	HKD	713	-
		89,613	27,032

Schedule of loss provision for trade receivables
	As at December 31, 2019			As at December 31, 2020
	Carrying amount	ECL rates	Loss provision	Carrying amount	ECL rates	Loss provision

Portfolio 1	232,848	-	-	202,484	-	-
Portfolio 2	4,033,727	1.42%	(57,201)	3,429,198	1.68%	(57,690)
Portfolio 3	196,694	2.00%	(3,934)	150,699	2.00%	(3,014)
Portfolio 4	99,950	-	-	-	-	-
	4,563,219		(61,135)	3,782,381		(60,704)

Schedule of reconciliation of loss provision for trade receivables
	Trade receivables
	2019 RMB’000	2020 RMB’000

Opening loss provision as at January 1	61,212	61,135
Receivables written off during the year as uncollectible	(77)	(73)
Reversal of impairment loss provision	-	(358)
Closing loss provision at December 31	61,135	60,704

Schedule of loss provision for other financial assets at amortized cost
	As at December 31, 2019			As at December 31, 2020
	Carrying amount	ECL rates	Loss provision	Carrying amount	ECL rates	Loss provision

Stage 1	250,863	2.38%	(5,959)	601,821	0.99%	(5,959)
Stage 2	-	-	-	-	-	-
Stage 3	4,631	100%	(4,631)	4,631	100%	(4,631)
	255,494		(10,590)	606,452		(10,590)

Schedule of liquidity risk
	Less than 1 year	Between 1 and 5 years	Over 5 years	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000

At December 31, 2019
Trade and other payables excluding non-financial liabilities	2,683,828	-	-	2,683,828
Payables for fixed assets and construction-in-progress	1,802,592	-	-	1,802,592
Lease liabilities	58,490	233,960	4,796,180	5,088,630
Dividends payable	12,890	-	-	12,890
	4,557,800	233,960	4,796,180	9,587,940

At December 31, 2020
Trade and other payables excluding non-financial liabilities	3,417,934	-	-	3,417,934
Payables for fixed assets and construction-in-progress	2,914,696	-	-	2,914,696
Lease liabilities	61,880	258,820	5,665,980	5,986,680
Dividends payable	13,749	-	-	13,749
	6,408,259	258,820	5,665,980	12,333,059

Schedule of fair value estimation

The following table presents the Group's assets that are measured at fair value at December 31, 2020:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Assets
Financial assets at FVOCI	-	-	377,631	377,631

The following table presents the Group's assets that are measured at fair value at December 31, 2019:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Assets
Financial assets at FVOCI	-	-	351,045	351,045

Schedule of changes in unobservable inputs
Financial assets at FVOCI

Opening balance as at January 1, 2019	321,246
Acquisitions	29,799
Dividend received and recognized in other losses - net	7,047
Closing balance December 31, 2019	351,045
Acquisitions	26,586
Dividend received and recognized in other losses - net	7,735
Closing balance as at December 31, 2020	377,631